GENERAL (Schedule of Unaudited Pro Forma Revenues and Earnings of Caesarstone Canada) (Details) (Canadian Quartz Holdings Inc. [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2010
Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Revenues	$ 208,703
Net income	$ 30,739
Basic net earnings per share	$ 1.12
Diluted net earnings per share	$ 1.12